Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Operating Revenue by Source of Revenue Stream
The following table compares our operating revenues by the source of revenue stream for the years ended December 31,
2019
, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
		(in thousands)
Operating revenues:
Time charters	$168,641	$177,762	$190,420
Voyage charters	132,744	141,903	162,502
Time charters from Luna Pool collaborative arrangements	—	606	1,283
Voyage charters from Luna Pool collaborative arrangements	—	12,224	25,272
Operating revenues from Unigas Pool	—	—	27,004

Total operating revenues	$301,385	$332,495	$406,481

Committed Time Charter Income	The estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each December 31, is as follows:

(in thousands)
2022:	$121,571
2023:	$77,541
2024:	$61,319
2025:	$61,174
2026:	$34,539
2027 onwards:	$5,347